Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable and the expected credit losses consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited）
Accounts receivable	15,785	18,590	2,558
Less: allowance for expected credit losses	(37)	(37)	(5)
	15,748	18,553	2,553

Accounts receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	1,617	15,785	2,223
Less: allowance for doubtful accounts	-	(37)	(5)
	1,617	15,748	2,218